Investment Objectives and Goals	Feb. 28, 2025
MFS Diversified Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Diversified Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Government Securities Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS New Discovery Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® New Discovery Value Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.